Pension and Other Post Retirement Benefits - Change In Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation
Employee contributions	$ 20	$ 71
Benefits paid	(11,181)	(11,934)
Change in plan assets
Fair value of plan assets at beginning of year	294,566	302,270
Actual return on plan assets	(80,267)	8,116
Employer contributions	5,861	6,352
Employee contributions	20	71
Plan settlements	(1,726)	(541)
Benefits paid	(11,181)	(11,934)
Plan expenses and premiums paid	(66)	(74)
Currency translation adjustment	(17,672)	(9,694)
Fair value of plan assets at end of year	189,535	294,566	$ 302,270
Amounts recognized in the balance sheet consist of:
Non-current assets	8,639	7,916
Current liabilities	(1,560)	(1,548)
Non-current liabilities	(28,765)	(45,984)
Pension Benefits
Change in benefit obligation
Gross benefit obligation at beginning of year	332,172	357,644
Service cost	512	1,245	4,831
Interest cost	5,224	4,331	6,339
Employee contributions	20	71
Effect of plan amendments	303	0
Curtailment gain	207	0
Plan settlements	(1,726)	(541)
Benefits paid	(11,181)	(11,933)
Plan expenses and premiums paid	(66)	(74)
Transfer in of business acquisition	0	231
Actuarial (gain) loss	(97,932)	(7,929)
Translation differences and other	(17,893)	(10,873)
Gross benefit obligation at end of year	209,640	332,172	357,644
Change in plan assets
Employee contributions	20	71
Benefits paid	(11,181)	(11,933)
Net benefit obligation recognized	(20,105)	(37,606)
Amounts recognized in the balance sheet consist of:
Non-current assets	8,639	7,916
Current liabilities	(1,338)	(1,328)
Non-current liabilities	(27,406)	(44,194)
Net benefit obligation recognized	(20,105)	(37,606)
Prior service (cost) credit	(369)	21
Accumulated (loss) gain	(7,855)	(28,926)
AOCI	(8,224)	(28,905)
Cumulative employer contributions in excess of or (below) net periodic benefit cost	(11,881)	(8,701)
Other Postretirement Benefits
Change in benefit obligation
Curtailment gain	0
U.S.
Change in benefit obligation
Employee contributions	0	0
Benefits paid	(5,838)	(5,065)
Change in plan assets
Fair value of plan assets at beginning of year	77,680	73,481
Actual return on plan assets	(14,871)	7,201
Employer contributions	2,620	2,063
Employee contributions	0	0
Plan settlements	0	0
Benefits paid	(5,838)	(5,065)
Plan expenses and premiums paid	0	0
Currency translation adjustment	0	0
Fair value of plan assets at end of year	59,591	77,680	73,481
U.S. | Pension Benefits
Change in benefit obligation
Gross benefit obligation at beginning of year	103,420	109,969
Service cost	47	547	491
Interest cost	2,145	1,737	2,923
Employee contributions	0	0
Effect of plan amendments	0	0
Curtailment gain	0	0
Plan settlements	0	0
Benefits paid	(5,838)	(5,064)
Plan expenses and premiums paid	0	0
Transfer in of business acquisition	0	0
Actuarial (gain) loss	(20,688)	(3,769)
Translation differences and other	0	0
Gross benefit obligation at end of year	79,086	103,420	109,969
Change in plan assets
Employee contributions	0	0
Benefits paid	(5,838)	(5,064)
Net benefit obligation recognized	(19,495)	(25,740)
Amounts recognized in the balance sheet consist of:
Non-current assets	0	0
Current liabilities	(1,128)	(1,137)
Non-current liabilities	(18,367)	(24,603)
Net benefit obligation recognized	(19,495)	(25,740)
Prior service (cost) credit	(36)	43
Accumulated (loss) gain	2,532	(9,763)
AOCI	2,496	(9,720)
Cumulative employer contributions in excess of or (below) net periodic benefit cost	(21,991)	(16,020)
U.S. | Other Postretirement Benefits
Change in benefit obligation
Gross benefit obligation at beginning of year	2,010	3,234
Service cost	0	1	5
Interest cost	37	27	77
Employee contributions	0	0
Effect of plan amendments	(2)	(78)
Curtailment gain		0
Plan settlements	0	0
Benefits paid	(176)	(182)
Plan expenses and premiums paid	0	0
Transfer in of business acquisition	0	0
Actuarial (gain) loss	(263)	(992)
Translation differences and other	0	0
Gross benefit obligation at end of year	1,606	2,010	3,234
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	176	182
Employee contributions	0	0
Plan settlements	0	0
Benefits paid	(176)	(182)
Plan expenses and premiums paid	0	0
Currency translation adjustment	0	0
Fair value of plan assets at end of year	0	0	0
Net benefit obligation recognized	(1,606)	(2,010)
Amounts recognized in the balance sheet consist of:
Non-current assets	0	0
Current liabilities	(222)	(220)
Non-current liabilities	(1,384)	(1,790)
Net benefit obligation recognized	(1,606)	(2,010)
Prior service (cost) credit	16	46
Accumulated (loss) gain	1,218	1,034
AOCI	1,234	1,080
Cumulative employer contributions in excess of or (below) net periodic benefit cost	(2,840)	(3,090)
Foreign
Change in benefit obligation
Employee contributions	20	71
Benefits paid	(5,343)	(6,869)
Change in plan assets
Fair value of plan assets at beginning of year	216,886	228,789
Actual return on plan assets	(65,396)	915
Employer contributions	3,241	4,289
Employee contributions	20	71
Plan settlements	(1,726)	(541)
Benefits paid	(5,343)	(6,869)
Plan expenses and premiums paid	(66)	(74)
Currency translation adjustment	(17,672)	(9,694)
Fair value of plan assets at end of year	129,944	216,886	228,789
Foreign | Pension Benefits
Change in benefit obligation
Gross benefit obligation at beginning of year	228,752	247,675
Service cost	465	698	4,340
Interest cost	3,079	2,594	3,416
Employee contributions	20	71
Effect of plan amendments	303	0
Curtailment gain	207	0
Plan settlements	(1,726)	(541)
Benefits paid	(5,343)	(6,869)
Plan expenses and premiums paid	(66)	(74)
Transfer in of business acquisition	0	231
Actuarial (gain) loss	(77,244)	(4,160)
Translation differences and other	(17,893)	(10,873)
Gross benefit obligation at end of year	130,554	228,752	$ 247,675
Change in plan assets
Employee contributions	20	71
Benefits paid	(5,343)	(6,869)
Net benefit obligation recognized	(610)	(11,866)
Amounts recognized in the balance sheet consist of:
Non-current assets	8,639	7,916
Current liabilities	(210)	(191)
Non-current liabilities	(9,039)	(19,591)
Net benefit obligation recognized	(610)	(11,866)
Prior service (cost) credit	(333)	(22)
Accumulated (loss) gain	(10,387)	(19,163)
AOCI	(10,720)	(19,185)
Cumulative employer contributions in excess of or (below) net periodic benefit cost	$ 10,110	$ 7,319